Basis of presentation - Debt and Leased assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Basis of presentation
Gain or loss is recognized at maturity or early conversion of the debt	$ 0
Remaining lease term	30 years